17. Pension plan (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Aggregate contributions to pension plans and retirement benefit schemes	¥ 458	¥ 378	¥ 353
ZHEJIANG JIAHUAN
Aggregate contributions to pension plans and retirement benefit schemes	1,594	1,324
ZHEJIANG TIANLAN
Aggregate contributions to pension plans and retirement benefit schemes	¥ 3,850	¥ 3,027	¥ 2,516